Change in Projected Benefit Obligation and Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 7,507	$ 6,560	$ 6,560	$ 6,022	$ 5,566
Interest cost	83	84	338	327	333
Actuarial loss			838	377	528
Benefits paid			(229)	(166)	(405)
Benefit obligation at end of year			7,507	6,560	6,022
Plan assets at estimated fair value at beginning of year	7,361	6,828	6,828	6,354	6,141
Actual return on plan assets			756	40	618
Benefits paid			(229)	(166)	(405)
Contributions			6	600
Fair value of plan assets at end of year			7,361	6,828	6,354
Funded status			$ (146)	$ 268	$ 332